BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts payable to related party	$ 10	$ 112	$ 716
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	12,337,650	7,142,850
Common stock, shares issued	23,412,754	12	0
Common stock, shares outstanding	23,412,754	12	0
Series Seed Redeemable Convertible Preferred Stock
Temporary Equity, par value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, shares authorized	0	4,412,500	4,412,500
Temporary Equity, shares outstanding	0	4,412,500	4,412,500
Temporary Equity, liquidation preference		$ 4,412	$ 4,412
Series A Redeemable Convertible Preferred Stock
Temporary Equity, par value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, shares authorized	0	3,126,700	0
Temporary Equity, shares outstanding	0	3,126,700	0
Temporary Equity, liquidation preference		$ 42,085
Series B Redeemable Convertible Preferred Stock
Temporary Equity, par value	$ 0.0001	$ 0.0001
Temporary Equity, shares authorized	0	0
Temporary Equity, shares outstanding	0	0